Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

18. SUBSEQUENT EVENTS

a)	On January 1, 2020, the Company entered into a Services Agreement with private co (Note 10). The Company will charge private co for expenses incurred and has the right to charge a 2% administrative fee on third party expenses. The Company will invoice private co on a monthly basis and payment shall be made by private co no later than 15 days after receipt of such invoice. The term of the Service Agreement is for an initial period of 3 years and can be renewed for an additional 1 year period. The Service Agreement can be terminated within 30 days notice, for non-performance, by the Company giving 6 months notice or private co within 90 days provided the Company no longer owns at least 10% of the outstanding common shares of private co. At December 31, 2019, the Company has charged private co and recorded $95,415 in due from related party, which was invoiced on December 31, 2019. If private co defaults on making payments, the outstanding balance shall be treated as a loan to private co, to be evidenced by a promissory note. The promissory note will be payable upon demand and bear interest at a rate equal to the then current lending rate plus 1%, calculated from the date of default. Subsequent payment by private co will be first applied to accrued interest and then principle of the invoice. To date, private co has not paid such invoice, nor has the Company issued a promissory note. The Company and private co are currently negotiating terms of repayment.

The Company subsequently subscribed for an additional 1,686,749 common shares at $0.02, for an additional investment of $33,735. The Company’s total investment amounts to $57,735 and will constitute a 11.37% holding in private co. The Company did not issue the aforementioned promissory note, but rather, the additional investment was netted against the amount due from private co, and the remaining balance of $61,680 was subsequently received. The Company has not been issued common share certificates for its additional investment.

b)	On February 18, 2020, the Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of 5 years ending December 31, 2024. The Company paid a granting fee of DKK 21,900.

c)	On February 24, 2020, the Company granted incentive stock options to certain directors, officers, employees and consultants of the Company to purchase up to 6,650,000 common shares in the capital of the Company pursuant to the Company’s stock option plan. All of the options are exercisable for a period of five years at an exercise price of $0.